Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities

The accompanying consolidated financial statements reflect the activities of WiMi Cayman and each of the following entities as of December 31, 2025:

Name	Background		Ownership
WiMi Hologram Cloud Limited (“WiMi HK”)	● ● ●	A Hong Kong company Incorporated on September 4, 2018 Primarily engages in the sales of semiconductor products and related accessories	100% owned by WiMi Cayman

Beijing Hologram WiMi Cloud Network Technology Co., Ltd. (“WiMi WFOE”)	● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on September 20, 2018 A holding company	100% owned by WiMi HK

Beijing WiMi Cloud Software Co., Ltd. (“Beijing WiMi”)	● ● ●	A PRC limited liability company Incorporated on May 27, 2015 Primarily engages in Hologram advertising services	VIE of WiMi WFOE

Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● ● ●	A PRC limited liability company Incorporated on May 20, 2014 Primarily engages in AR advertising services	100% owned by Beijing WiMi

Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● ● ●	A PRC limited liability company Incorporated on August 24, 2017 Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● ● ●	A PRC limited liability company Incorporated on November 25, 2016 Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● ● ●	A PRC limited liability company Incorporated on January 31, 2019 Primarily engages in AR advertising services	Disposed on May 31, 2025
Name	Background		Ownership
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● ● ●	A PRC limited liability company Incorporated on December 3, 2019 Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)	● ● ●	A PRC limited liability company Incorporated on June 9, 2021 Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● ● ●	A PRC limited liability company Incorporated on September 24, 2020 Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● ● ●	A Hong Kong company Incorporated on February 22, 2016 Primarily engages in MR software development and licensing	100% owned by Beijing WiMi

Skystar Development Co., Ltd (“Skystar”)	● ● ●	A Republic of Seychelles Company Incorporated on March 30, 2016 Primarily engages in MR software development and licensing	100% owned by Micro Beauty

Viru Technology Limited (“Viru”)	● ● ●	A Hong Kong company Incorporated on April 15, 2021 Primarily engages in AR advertising services	55% owned by Wimi HK

Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)	● ● ●	A PRC limited liability company Incorporated on August 26, 2022 Primarily engages in AR advertising services and no material operation	100% owned by Viru

VIDA Semicon Co., Limited (“VIDA”)	● ● ●	A Hong Kong company Incorporated on August 21, 2020 Primarily engages in the sales of semiconductor products and related accessories	53% owned by WiMi HK

Weeto Investment PTE. Ltd (“Weeto”)	● ● ●	A Singapore limited liability company Incorporated on April 28, 2022 Primarily engages in AR advertising services. No material operations	100% owned by Wimi Cayman
Name	Background		Ownership
Lixin Technology Co., Ltd. (“Lixin Technology”)	● ● ●

A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

Incorporated on August 4, 2020

Primarily engages in research, development and sale of computer chip and intelligent chip products

100% owned by WiMi Cayman

Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	● ● ●	A PRC limited liability company Incorporated on October 10, 2020 Plan to support the daily operations of Lixin Technology	100% owned by Lixin Technology

Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on March 4, 2021 A holding company	100% owned by WiMi Cayman

Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	● ● ●	A PRC limited liability company Incorporated on May 21, 2021 Plan to engage AR advertising services	100% owned by TJ Zhongzheng

MicroAlgo Inc. (“MicroAlgo”)	● ● ●	A Cayman company Incorporated on May 14, 2018 A holding company	56% owned by Wimi Cayman

VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● ● ●	A Cayman company Incorporated on September 24, 2020 Primarily engages in the development of central processing algorithm and cloud computing services	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022

VIYI Technology Ltd. (“VIYI Ltd”)	● ● ●	A Hong Kong company Incorporated on October 9, 2020 A holding company	100% owned by VIYI

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)	● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on November 18, 2020 A holding company	100% owned by VIYI Ltd
Name	Background		Ownership
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	● ● ●	A PRC limited liability company Incorporated on November 30, 2020 Engages in providing software support services	58% owned by Shenzhen Weiyixin

Hainan Weidong Technology Co., Ltd. (“Weidong”)	● ● ●	A PRC limited liability company Incorporated on October 28, 2020 Primarily engages in AR advertising services	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	● ● ●	A PRC limited liability company Incorporated on March 18, 2019 Engages in R&D and application of intelligent visual algorithm technology	99% owned by Weidong, 1% owned by SZ Weidong

Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	● ● ●	A PRC limited liability company Incorporated on October 30, 2020 Primarily engages in AR advertising services	100% owned by Weidong before July 14, 2021; 100% owned by Shanghai Guoyu after July 14, 2021 Dissolved on December 30,2024;

Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● ● ●	A PRC limited liability company Incorporated on Januarys 14, 2019 Primarily engages in AR services	Disposed in May 2024
Name	Background		Ownership
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● ● ●	A PRC limited liability company Incorporated on March 08, 2011 Primarily engages in AR advertising services	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● ● ●	A PRC limited liability company Incorporated on October 16, 2015 Primarily engages in AR advertising services	100% owned by Shenzhen Yitian

CDDI Capital Ltd (“CDDI”)	● ●	A British Virgin Islands Company Incorporated on June 5, 2023	100% owned by VIYI Technology Limited

VIWO AI Technology Inc. (“VIWO Cayman”)	● ●	Incorporated on June 5, 2023, under the laws of the Cayman Islands A holding company	55% owned by CDDI Capital Ltd

Viwo Technology Limited. (“Viwo Tech”)	● ● ●	A Hong Kong company Incorporated on April 15, 2021 Engages in intelligent chips design	100% owned by VIWO Cayman

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	● ● ●	A PRC limited liability company Incorporated on July 19, 2021 No operations	100% owned by Viwo Tech

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	● ● ●	A PRC limited liability company Incorporated on June 22, 2021 Engages in E-commerce services and application of intelligent visual algorithm technology	100% owned by Viwotong Tech from December 1, 2021 to February 6, 2024; 100% owned by Beijing Viwotong from February 6, 2024 to November 21, 2024; 100% owned by BJ Weiyun after
Name	Background		Ownership
Beijing Younike Information Technology Co., Ltd. (“Younike”)	● ● ●	A PRC limited liability company Incorporated on July 22, 2022 Engages in central processing algorithm in advertising industry	100% owned by Viwotong Tech from January 1, 2023 to February 28, 2024; 100% owned by Beijing Viwotong from February 28, 2024 to November 11, 2024; 100% owned by BJ Weiyun after November 11, 2024

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	● ● ●	A PRC limited liability company Incorporated on March 27, 2023 Primarily engages in central processing algorithm in advertising industry	100% owned by Weidong

VIWO Technology (HK) Limited (VIWO HK)	● ● ●	A Hong Kong company Incorporated on December 20,2023 A holding company	100% owned by VIWO Cayman

Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”)	● ● ●	A PRC limited liability company Incorporated on January 24, 2024 Primarily engages in central processing algorithm in advertising industry	100% owned by VIWO HK

Beijing Weiyunshikong Technology Co., Ltd. (“BJ Weiyun”)	● ● ●	A PRC limited liability company Incorporated on March 7, 2024 Primarily engages in central processing algorithm in advertising industry	100% owned by Beijing Viwotong

Weiyiyuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)	● ● ●	A PRC Limited Partnership Incorporated on June 20, 2024 No operations	50% owned by Shenzhen Weiyixin; 50% owned by WiMi WFOE

Beijing Yujie Scholarship Education Consulting Co., Ltd	● ●	A PRC limited liability company Incorporated on November 7, 2024	Disposed on May 31, 2025